Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Instruments

As of June 30, 2020 and December 31, 2019, our debt consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250	$1,250
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500	1,500
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500	1,500
3.700% Senior Secured Notes due 2029 (“2029 CCH Senior Notes”)	1,500	1,500
4.80% Senior Secured Notes due 2039 (“4.80% CCH Senior Notes”)	727	727
3.925% Senior Secured Notes due 2039 (“3.925% CCH Senior Notes”)	475	475
CCH Credit Facility	3,283	3,283
Unamortized debt issuance costs	(129)	(142)
Total long-term debt, net	10,106	10,093

Current debt
$1.2 billion CCH Working Capital Facility (“CCH Working Capital Facility”)	141	—
Total debt, net	$10,247	$10,093

As of December 31, 2019 and 2018, our debt consisted of the following (in thousands):

	December 31,
	2019	2018
Long-term debt
7.000% Senior Secured Notes due 2024 (“2024 CCH Senior Notes”)	$1,250,000	$1,250,000
5.875% Senior Secured Notes due 2025 (“2025 CCH Senior Notes”)	1,500,000	1,500,000
5.125% Senior Secured Notes due 2027 (“2027 CCH Senior Notes”)	1,500,000	1,500,000
4.80% Senior Secured Notes due 2039 (“4.80% CCH Senior Notes”)	727,000	—
3.925% Senior Secured Notes due 2039 (“3.925% CCH Senior Notes”)	475,000	—
3.700% Senior Secured Notes due 2029 (“2029 CCH Senior Notes”)	1,500,000	—
CCH Credit Facility	3,282,655	5,155,737
Unamortized debt issuance costs	(141,175)	(160,185)
Total long-term debt, net	10,093,480	9,245,552

Current debt
$1.2 billion CCH Working Capital Facility (“CCH Working Capital Facility”)	—	168,000
Total debt, net	$10,093,480	$9,413,552

Schedule of Maturities of Long-term Debt

Below is a schedule of future principal payments that we are obligated to make, based on current construction schedules, on our outstanding debt at December 31, 2019 (in thousands):

Years Ending December 31,	Principal Payments
2020	$—
2021	134,973
2022	118,507
2023	132,859
2024	4,146,316
Thereafter	5,702,000
Total	$10,234,655

Schedule of Line of Credit Facilities

Below is a summary of our credit facilities outstanding as of June 30, 2020 (in millions):

	CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,404	$350
Incremental commitments	1,566	850
Less:
Outstanding balance	3,283	141
Commitments terminated	6,687	—
Letters of credit issued	—	392
Available commitment	$—	$667
Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 1.25% - 1.75% or base rate plus 0.25% - 0.75%
Weighted average interest rate of outstanding balance	1.93%	1.43%
Maturity date	June 30, 2024	June 29, 2023

Below is a summary of our credit facilities outstanding as of December 31, 2019 (in thousands):

	CCH Credit Facility	CCH Working Capital Facility
Original facility size	$8,403,714	$350,000
Incremental commitments	1,565,961	850,000
Less:
Outstanding balance	3,282,655	—
Commitments terminated	6,687,020	—
Letters of credit issued	—	470,784
Available commitment	$—	$729,216

Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 1.25% - 1.75% or base rate plus 0.25% - 0.75%
Weighted average interest rate of outstanding balance	3.55%	n/a
Maturity date	June 30, 2024	June 29, 2023

Schedule of Interest Expense

Total interest expense, net of capitalized interest consisted of the following (in millions):

	Six Months Ended June 30,
	2020	2019
Total interest cost	$248	$271
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(59)	(186)
Total interest expense, net of capitalized interest	$189	$85

Total interest expense consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
Total interest cost	$538,677	$451,135	$360,932
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(260,642)	(451,135)	(360,932)
Total interest expense, net	$278,035	$—	$—

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

The following table shows the carrying amount and estimated fair value of our debt (in millions):

	June 30, 2020		December 31, 2019
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Senior notes (1)	$5,750	$6,282	$5,750	$6,329
4.80% CCH Senior Notes (2)	727	841	727	830
3.925% CCH Senior Notes (2)	475	502	475	495
Credit facilities (3)	3,424	3,424	3,283	3,283

(1)

Includes 2024 CCH Senior Notes, 2025 CCH Senior Notes, 2027 CCH Senior Notes and 2029 CCH Senior Notes.  The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)

The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)

Includes CCH Credit Facility and CCH Working Capital Facility.  The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table shows the carrying amount and estimated fair value of our debt (in thousands):

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$5,750,000	$6,329,200	$4,250,000	$4,228,750
4.80% CCH Senior Notes (2)	727,000	830,203	—	—
3.925% CCH Senior Notes (2)	475,000	495,291	—	—
Credit facilities (3)	3,282,655	3,282,655	5,323,737	5,323,737

(1)	Includes 144A CCH Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)

The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)

Includes CCH Credit Facility and CCH Working Capital Facility.  The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.